Balance Sheet Details	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details
4.	Balance Sheet Details

Prepaid and Other Current Assets

Prepaid and other current assets consist of the following as of December 31 (in thousands):

	2017	2016
Flex note receivable	$250	$250
Clinical supplies	119	178
Insurance	96	101
Rent	63	61
Research and development costs	30	51
Other	95	140

Total	$653	$781

Property and Equipment, Net

Property and equipment, net, consists of the following, as of December 31 (in thousands):

	Useful Life	2017	2016
Research equipment	5 years	$639	$125
Computer equipment and software	3 years	6	6
Office furniture	5 years	205	205
Leasehold improvements	5 years or less	340	340
Construction in-process	—	—	508

		1,190	1,184
Less: accumulated depreciation and amortization		(342)	(98)

Total, net		$848	$1,086

Depreciation expense was $0.2 million and $0.1 million for the years ended December 31, 2017 and 2016, respectively.

Other Noncurrent Assets

Other noncurrent assets consist of the following, as of December 31 (in thousands):

	2017	2016
Flex note receivable, net of current portion	$750	$1,000
Deposits	—	17

Total	$750	$1,017

Accrued Expenses

Accrued expenses consist of the following, as of December 31 (in thousands):

	2017	2016
Clinical studies	$8,789	$564
Sublicense fees	2,000	3,010
Deferred offering costs	135	780
Board of directors’ fees and related expenses	247	139
Legal and other professional fees	727	543
Other	188	301

Total	$12,086	$5,337